Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DIMENSIONAL INVESTMENT GROUP INC.
Entity Central Index Key	0000861929
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Value Portfolio
Class Name	Institutional
Trading Symbol	DFIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA International Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.29%1,[2]
[1],[2]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%	[1],[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 21.92% for the Portfolio and 23.93% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA International Value Portfolio – Institutional	21.92%	8.48%	5.42%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Value Index (net div.)	23.93%	6.83%	4.45%
[3]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 8,815,216,000
Holdings Count | $ / shares	513
Advisory Fees Paid, Amount	$ 22,650,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$8,815,216
Number of Holdings	513
Net Advisory Fees Paid (Thousands)	$22,650
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	4.4%
TotalEnergies SE	3.3%
Zurich Insurance Group AG	1.6%
Banco Santander SA	1.3%
Cie de Saint-Gobain SA	1.3%
Novartis AG	1.3%
UBS Group AG	1.2%
National Australia Bank Ltd.	1.1%
Mercedes-Benz Group AG	1.1%
Koninklijke Ahold Delhaize NV	1.1%

Top Countries (% of Total Investments)
Japan	20.33%
United Kingdom	12.8%
Canada	10.5%
France	10.5%
Switzerland	9.9%
Australia	6.4%
Germany	6.3%
Netherlands	4.0%
Denmark	2.8%
Spain	2.8%
[4],[5]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024, a contractual expense limitation for the Portfolio of 0.28% was instituted. This expense limitation is in addition to the existing permanent management fee waiver with respect to the Portfolio’s investment in the master fund.
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Value Portfolio III
Class Name	Institutional
Trading Symbol	DFVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA International Value Portfolio III (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.25%1,[2]
[6],[7]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[6],[7]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 21.93% for the Portfolio and 23.93% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA International Value Portfolio III – Institutional	21.93%	8.58%	5.55%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Value Index (net div.)	23.93%	6.83%	4.45%
[8]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,829,584,000
Holdings Count | $ / shares	513
Advisory Fees Paid, Amount	$ 6,174,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,829,584
Number of Holdings	513
Net Advisory Fees Paid (Thousands)	$6,174
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	4.4%
TotalEnergies SE	3.3%
Zurich Insurance Group AG	1.6%
Banco Santander SA	1.3%
Cie de Saint-Gobain SA	1.3%
Novartis AG	1.3%
UBS Group AG	1.2%
National Australia Bank Ltd.	1.1%
Mercedes-Benz Group AG	1.1%
Koninklijke Ahold Delhaize NV	1.1%

Top Countries (% of Total Investments)
Japan	20.3%
United Kingdom	12.8%
Canada	10.5%
France	10.5%
Switzerland	9.9%
Australia	6.4%
Germany	6.3%
Netherlands	4.0%
Denmark	2.8%
Spain	2.8%
[9],[10]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Two-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%[1]
[11]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%	[11]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.40% for the Portfolio and 6.28% for the ICE BofA 1-3 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.
• Allocation to commercial paper detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Two-Year Fixed Income Portfolio – Institutional	5.40%	1.28%	1.26%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA 1-3 Year US Corporate & Government Index[2]	6.28%	1.53%	1.57%
[12],[13]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 119,535,000
Holdings Count | $ / shares	142
Advisory Fees Paid, Amount	$ 167,000
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$119,535
Number of Holdings	142
Net Advisory Fees Paid (Thousands)	$167
Portfolio Turnover Rate	68%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	50.9%
Financials	32.9%
Foreign Government	14.1%
Energy	1.8%
Consumer, Non-cyclical	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	79.8%
1 to 3 Years	20.2%
[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Government Portfolio
Class Name	Institutional
Trading Symbol	DFYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Two-Year Government Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%[1]
[15]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%	[15]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.29% for the Portfolio and 5.76% for the ICE BofA 1-3 Year US Treasury & Agency Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the U.S. Term premiums were positive, with longer-duration government bonds outperforming shorter-duration government bonds.
  Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Two-Year Government Portfolio – Institutional	5.29%	1.26%	1.07%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA 1-3 Year US Treasury & Agency Index[2]	5.76%	1.33%	1.34%
[16],[17]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 140,462,000
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 139,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$140,462
Number of Holdings	29
Net Advisory Fees Paid (Thousands)	$139
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	86.7%
1 to 3 Years	13.3%
[18]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio II
Class Name	Institutional
Trading Symbol	DFETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Portfolio II (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.37%1,[2]
[19],[20]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%	[19],[20]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.42% for the Portfolio and 25.32% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks underperformed growth stocks, and high profitability stocks outperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
• Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Emerging Markets Portfolio II – Institutional	23.42%	5.25%	4.09%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 58,750,000
Holdings Count | $ / shares	2,306
Advisory Fees Paid, Amount	$ 143,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$58,750
Number of Holdings	2,306
Net Advisory Fees Paid (Thousands)	$143
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	3.7%
Samsung Electronics Co. Ltd.	2.2%
Alibaba Group Holding Ltd.	1.9%
China Construction Bank Corp. H	0.8%
Infosys Ltd.	0.8%
PDD Holdings, Inc.	0.7%
ICICI Bank Ltd.	0.7%
Hon Hai Precision Industry Co. Ltd.	0.7%
Bharti Airtel Ltd.	0.7%

Top Countries (% of Total Investments)
China	25.0%
India	20.5%
Taiwan	19.3%
South Korea	10.2%
Brazil	4.0%
Saudi Arabia	3.6%
South Africa	3.0%
Thailand	1.8%
Indonesia	1.7%
Mexico	1.7%
[21],[22]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Mary Phillips was added as a portfolio manager to the Portfolio. • Allen Pu no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Allocation 25/75 Portfolio
Class Name	Institutional
Trading Symbol	DGTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Allocation 25/75 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.24%[1]
[23]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%	[23]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 12.44% for the Portfolio and 11.99% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 25% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
• Global bond yields decreased during the period. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds. Credit spreads narrowed during the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.
Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed.
• Inclusion of longer-term bonds contributed as longer-term bonds outperformed bonds in the one- to three-year maturity range. Inclusion of corporate bonds also contributed to performance relative to the government bond index as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Global Allocation 25/75 Portfolio – Institutional	12.44%	4.30%	3.85%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
Global 25/75 Composite Index[2]	11.99%	4.06%	3.56%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[3]	5.79%	1.61%	1.61%
S&P Global BMI Index (net div.)	32.18%	10.49%	8.72%
[24],[25],[26]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 684,299,000
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 246,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$684,299
Number of Holdings	11
Net Advisory Fees Paid (Thousands)	$246
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Two-Year Global Fixed Income Portfolio	30.3%
DFA Short-Term Extended Quality Portfolio	30.2%
U.S. Core Equity 2 Portfolio	13.3%
DFA Inflation-Protected Securities Portfolio	10.9%
U.S. Core Equity 1 Portfolio	4.4%
International Core Equity Portfolio	4.4%
DFA World ex U.S. Government Fixed Income Portfolio	4.0%
Emerging Markets Core Equity Portfolio	2.0%
DFA Real Estate Securities Portfolio	0.4%
DFA International Real Estate Securities	0.1%
[27]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Allocation 60/40 Portfolio
Class Name	Institutional
Trading Symbol	DGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Allocation 60/40 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.25%[1]
[28]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%	[28]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 21.79% for the Portfolio and 21.11% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 60% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 40% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
• Global bond yields decreased during the period. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds. Credit spreads narrowed during the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.
Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed positively.
• Inclusion of longer-term bonds contributed as longer-term bonds outperformed bonds in the one- to three-year maturity range. Inclusion of corporate bonds also contributed to performance relative to the government bond index as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Global Allocation 60/40 Portfolio – Institutional	21.79%	7.97%	6.67%
S&P Global BMI Index (net div.)[1]	32.18%	10.49%	8.72%
Global 60/40 Composite Index[2]	21.11%	7.24%	6.10%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[3]	5.79%	1.61%	1.61%
MSCI World Index (net div.)	33.68%	12.03%	9.78%
[29],[30],[31]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,775,077,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 1,028,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,775,077
Number of Holdings	12
Net Advisory Fees Paid (Thousands)	$1,028
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	32.3%
DFA Selectively Hedged Global Fixed Income Portfolio	15.1%
U.S. Core Equity 1 Portfolio	10.8%
International Core Equity Portfolio	10.7%
DFA Short-Term Extended Quality Portfolio	10.0%
DFA Five-Year Global Fixed Income Portfolio	5.0%
DFA Global Core Plus Fixed Income Portfolio	4.9%
Emerging Markets Core Equity Portfolio	4.9%
DFA Inflation-Protected Securities Portfolio	2.5%
DFA World ex U.S. Government Fixed Income Portfolio	2.5%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Equity Portfolio
Class Name	Institutional
Trading Symbol	DGEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.26%[1]
[32]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%	[32]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 32.22% for the Portfolio and 32.33% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalization detracted.
• Emphasis on value stocks detracted.
• Greater weight in U.S. stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Global Equity Portfolio – Institutional	32.22%	11.92%	9.53%
MSCI All Country World IMI Index (net div.)[1]	32.33%	10.74%	8.86%
MSCI World Index (net div.)	33.68%	12.03%	9.78%
[33]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 9,265,844,000
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 2,728,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$9,265,844
Number of Holdings	6
Net Advisory Fees Paid (Thousands)	$2,728
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	54.0%
U.S. Core Equity 1 Portfolio	18.0%
International Core Equity Portfolio	17.9%
Emerging Markets Core Equity Portfolio	8.0%
DFA Real Estate Securities Portfolio	1.6%
DFA International Real Estate Securities	0.5%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Value Portfolio III
Class Name	Institutional
Trading Symbol	DFUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Cap Value Portfolio III (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.14%1,[2]
[34],[35]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%	[34],[35]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 30.34% for the Portfolio and 30.98% for the Russell 1000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Exclusion of highly regulated utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Large Cap Value Portfolio III – Institutional	30.34%	10.46%	9.11%
Russell 1000® Index[1]	38.07%	15.00%	12.75%
Russell 1000® Value Index	30.98%	10.14%	8.87%
[36]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,698,103,000
Holdings Count | $ / shares	334
Advisory Fees Paid, Amount	$ 4,028,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,698,103
Number of Holdings	334
Net Advisory Fees Paid (Thousands)	$4,028
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.7%
Exxon Mobil Corp.	4.2%
Berkshire Hathaway, Inc. B	2.5%
Chevron Corp.	1.8%
Cisco Systems, Inc.	1.7%
UnitedHealth Group, Inc.	1.3%
Comcast Corp. A	1.3%
Goldman Sachs Group, Inc.	1.3%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.3%

Sector Allocation (% of Total Investments)
Financials	24.3%
Health Care	14.8%
Industrials	13.4%
Energy	12.6%
Information Technology	9.6%
Materials	7.8%
Communication Services	6.4%
Consumer Staples	5.2%
Consumer Discretionary	5.1%
Real Estate	0.6%
Utilities	0.2%
[37],[38]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Portfolio. • Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Company Portfolio
Class Name	Institutional
Trading Symbol	DFUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.08%[1]
[39]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.08%	[39]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 37.88% for the Portfolio and 38.02% for the S&P 500 Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. The portfolio generally invests in the stocks that comprise the S&P 500 Index in approximately the same proportions in which they are represented in the S&P 500 Index. Given this approach, the portfolio’s performance was generally determined by broad structural trends in the US equity market.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Large Company Portfolio – Institutional	37.88%	15.19%	12.93%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 12,240,274,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 5,022,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$12,240,274
Number of Holdings	506
Net Advisory Fees Paid (Thousands)	$5,022
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. A	2.6%
Alphabet, Inc. A	2.1%
Alphabet, Inc. C	1.7%
Berkshire Hathaway, Inc. B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%

Sector Allocation (% of Total Investments)
Information Technology	31.7%
Financials	13.3%
Health Care	11.2%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%
[40],[41]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[2]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[3]
1	The Portfolio has added this index in response to new regulatory requirements.

[4]
Excludes short-term investments and collateral for loaned securities.

[5]
Excludes short-term investments and collateral for loaned securities.

[6]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[7]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[8]
1	The Portfolio has added this index in response to new regulatory requirements.

[9]
Excludes short-term investments and collateral for loaned securities.

[10]
Excludes short-term investments and collateral for loaned securities.

[11]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[12]
1	The Portfolio has added this index in response to new regulatory requirements.

[13]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[14]
Excludes cash investments and collateral for loaned securities

[15]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[16]
1	The Portfolio has added this index in response to new regulatory requirements.

[17]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[18]
Excludes cash investments and collateral for loaned securities

[19]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[20]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[21]
Excludes short-term investments and collateral for loaned securities.

[22]
Excludes short-term investments and collateral for loaned securities.

[23]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[24]
1	The Portfolio has added this index in response to new regulatory requirements.

[25]
2	The Global 25/75 Composite Index is an unmanaged hypothetical index composed of 25% S&P Global BMI Index (net dividends) and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[26]
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[27]
Excludes cash investments.

[28]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[29]
1	The Portfolio has added this index in response to new regulatory requirements.

[30]
2	The Global 60/40 Composite Index is an unmanaged hypothetical index composed of 60% S&P Global BMI Index (net dividends) and 40% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[31]
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[32]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[33]
1	The Portfolio has added this index in response to new regulatory requirements.

[34]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[35]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[36]
1	The Portfolio has added this index in response to new regulatory requirements.

[37]
Excludes short-term investments and collateral for loaned securities.

[38]
Excludes short-term investments and collateral for loaned securities.

[39]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[40]
Excludes short-term investments and collateral for loaned securities.

[41]
Excludes short-term investments and collateral for loaned securities.